united states
securities and exchange commission
Washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH   45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH   45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Canterbury Portfolio Thermostat Fund

Institutional Shares (CAPTX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Canterbury Portfolio Thermostat Fund (the "Fund") for the period of May 1, 2025 through October 31, 2025.  You can find additional information about the Fund at https://www.canterburygroup.com/mutualfund. You can also request this information by contacting us at (844) 838-2121.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$193	3.82%

Fund Statistics

  Net Assets$8,297,023
  Number of Portfolio Holdings19
  Advisory Fee $19,560
  Portfolio Turnover29%

Portfolio Composition (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	3.8%
Consumer Discretionary	3.9%
Industrials	5.2%
Utilities	5.5%
Financials	9.0%
Technology	16.2%
Exchange-Traded Funds	56.6%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.canterburygroup.com/mutualfund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Canterbury Portfolio Thermostat Fund - Institutional Shares (CAPTX)

Semi-Annual Shareholder Report - October 31, 2025

TSR-SAR 103125-CAPTX

(b)	Not Applicable.

Item 2. Code of Ethics.

Not Applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not Applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not Applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not Applicable – disclosed with annual report

Item 6. Schedule of Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Canterbury Portfolio Thermostat Fund

Institutional Shares – CAPTX

Semi-Annual Financial Statements

and Additional Information

October 31, 2025

Canterbury Investment Management, LLC

23 East Cedar Street

Zionsville, IN 46077

(844) 838-2121

Canterbury Portfolio Thermostat Fund

Schedule of Investments

October 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 39.81%
Consumer Discretionary — 3.92%
Hilton Worldwide Holdings, Inc.	1,265	$325,054

Financials — 9.02%
American Express Co.	1,045	376,963
CME Group, Inc.	1,400	371,686
		748,649
Industrials — 5.18%
Caterpillar, Inc.	745	430,059

Technology — 16.15%
Analog Devices, Inc.	1,350	316,076
International Business Machines Corp.	1,420	436,522
Micron Technology, Inc.	2,625	587,396
		1,339,994
Utilities — 5.54%
Southern Co. (The)	4,885	459,385

Total Common Stocks (Cost $2,753,366)		3,303,141

EXCHANGE-TRADED FUNDS — 56.54%
Communication Services Select Sector SPDR® Fund	4,860	557,976
Financial Select Sector SPDR® Fund	8,835	462,689
Invesco DB Agriculture Fund	14,945	394,100
Invesco S&P 500® Equal Weight ETF	2,090	392,774
iShares MSCI Switzerland ETF	7,000	387,520
iShares Select Dividend ETF	2,850	396,635
ProShares Short Real Estate	20,435	349,841
SPDR® Gold MiniShares® Trust	7,060	559,081
SPDR® S&P Aerospace & Defense ETF	2,205	548,053
Technology Select Sector SPDR® Fund	2,135	641,951
Total Exchange-Traded Funds (Cost $3,611,601)		4,690,620

MONEY MARKET FUNDS — 3.84%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Shares, 4.00%(a)	318,750	318,750
Total Money Market Funds (Cost $318,750)		318,750

Total Investments — 100.19% (Cost $6,683,716)		8,312,511
Liabilities in Excess of Other Assets — (0.19)%		(15,488)
NET ASSETS — 100.00%		$8,297,023

(a)	Rate disclosed is the seven day effective yield as of October 31, 2025.

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Canterbury Portfolio Thermostat Fund

Statement of Assets and Liabilities

October 31, 2025 (Unaudited)

Assets
Investments in securities at fair value (cost $6,683,716)	$8,312,511
Dividends and interest receivable	2,976
Prepaid expenses	9,362
Total Assets	8,324,849
Liabilities
Payable to Adviser	3,452
Payable to Administrator	8,243
Payable to Auditor	12,478
Other accrued expenses	3,653
Total Liabilities	27,826
Net Assets	$8,297,023
Net Assets consist of:
Paid-in capital	8,049,173
Accumulated earnings	247,850
Net Assets	$8,297,023
Institutional Shares
Shares outstanding (unlimited number of shares authorized, no par value)	683,962
Net asset value, offering and redemption price per share(a)	$12.13

(a)	Subject to certain exceptions, a 2.00% redemption fee is imposed upon shares redeemed within 60 calendar days of their purchase.

See accompanying notes which are an integral part of these financial statements.

Canterbury Portfolio Thermostat Fund

Statement of Operations

For the period ended October 31, 2025 (Unaudited)

Investment Income
Dividend income	$72,468
Total investment income	72,468

Expenses
Adviser	35,209
Administration	20,603
Fund accounting	17,060
Registration	15,750
Transfer agent	12,409
Legal	10,711
Compliance services	10,081
Trustee	9,132
Audit and tax preparation	8,845
Printing	6,075
Insurance	2,639
Custodian	2,521
Pricing	194
Miscellaneous	13,929
Total expenses	165,158
Fees contractually waived by Adviser	(15,649)
Net operating expenses	149,509
Net investment loss	(77,041)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(13,400)
Net change in unrealized appreciation of investment securities	959,891
Net realized and change in unrealized gain on investments	946,491
Net increase in net assets resulting from operations	$869,450

See accompanying notes which are an integral part of these financial statements.

Canterbury Portfolio Thermostat Fund

Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2025	For the Year Ended April 30, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(77,041)	$(86,875)
Net realized gain (loss) on investment securities transactions	(13,400)	238,894
Net change in unrealized appreciation of investment securities	959,891	85,506
Net increase in net assets resulting from operations	869,450	237,525

Capital Transactions - Institutional Shares
Proceeds from shares sold	362,133	2,317,699
Amount paid for shares redeemed	(373,449)	(5,311,351)
Proceeds from redemption fees(a)	—	15
Total Capital Transactions - Institutional Shares	(11,316)	(2,993,637)
Total Increase (Decrease) in Net Assets	858,134	(2,756,112)

Net Assets
Beginning of period	$7,438,889	$10,195,001
End of period	$8,297,023	$7,438,889

Share Transactions - Institutional Shares
Shares sold	31,788	210,321
Shares redeemed	(32,881)	(488,612)
Total Share Transactions - Institutional Shares	(1,093)	(278,291)

(a)	Subject to certain exceptions, a 2.00% redemption fee is imposed upon shares redeemed within 60 calendar days of their purchase.

See accompanying notes which are an integral part of these financial statements.

Canterbury Portfolio Thermostat Fund - Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended October 31,		For the Years Ended April 30,
	2025		2025	2024	2023	2022	2021
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.86		$10.58	$10.06	$10.85	$12.40	$10.02

Income from investment operations:
Net investment income (loss)	(0.11)		(0.13)	0.05	0.01	(0.02)	(0.12)
Net realized and unrealized gain (loss)	1.38		0.41	0.50	(0.81)	(0.08)	2.49
Total from investment operations	1.27		0.28	0.55	(0.80)	(0.10)	2.37

Less distributions to shareholders from:
Net investment income	—		—	(0.04)	(0.02)	—	— (a)
Net realized gains	—		—	—	—	(1.47)	—
Total from distributions	—		—	(0.04)	(0.02)	(1.47)	— (a)

Paid-in capital from redemption fees	—		— (a)	0.01	0.03	0.02	0.01
Net asset value, end of period	$12.13		$10.86	$10.58	$10.06	$10.85	$12.40

Total Return(b)	11.69	%(c)	2.65%	5.59%	(7.07)%	(1.10)%	23.80%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$8,297		$7,439	$10,195	$27,098	$21,555	$17,566
Ratio of expenses to average net assets before expense waiver	4.22	%(d)	4.14%	1.96%	1.69%	1.98%	1.86%
Ratio of expenses to average net assets after expense waiver	3.82	%(d)	3.61%	1.96%	1.69%	1.98%	1.69%
Ratio of net investment income (loss) to average net assets after expense waiver	(1.97	)%(d)	(1.11)%	0.57%	0.11%	(0.32)%	(0.72)%
Portfolio turnover rate	29	%(c)	133%	177%	297%	234%	160%

(a)	Rounds to less than $0.005 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Excludes redemption fees.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Canterbury Portfolio Thermostat Fund

Notes to the Financial Statements

October 31, 2025 (Unaudited)

NOTE 1. ORGANIZATION

The Canterbury Portfolio Thermostat Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Capitol Series Trust (the “Trust”) on December 17, 2015. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Canterbury Investment Management, LLC (the “Adviser”). The investment objective of the Fund is to seek long-term risk-adjusted growth. The Fund attempts to achieve its investment objective by obtaining long-term, risk adjusted growth. The Fund’s portfolio is structured primarily as a “fund of funds”. The Fund will invest in any debt, equity, and alternative securities deemed appropriate and necessary to improve the portfolio’s composition, exposure to which may be obtained through the use of ETFs.

The Fund currently offers one class of shares, Institutional Shares. The Fund’s Investor Shares have been approved by the Board, but are not yet available for purchase and are not being offered at this time. The Fund’s Institutional Shares commenced operations on August 2, 2016. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board. Both share classes impose a 2.00% redemption fee on shares redeemed within 60 days of purchase.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosure only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Adviser of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Canterbury Portfolio Thermostat Fund

Notes to the Financial Statements (continued)

October 31, 2025 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Canterbury Portfolio Thermostat Fund

Notes to the Financial Statements (continued)

October 31, 2025 (Unaudited)

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from

Canterbury Portfolio Thermostat Fund

Notes to the Financial Statements (continued)

October 31, 2025 (Unaudited)

sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under supervision of the Board. Under

Canterbury Portfolio Thermostat Fund

Notes to the Financial Statements (continued)

October 31, 2025 (Unaudited)

these policies, the securities will be classified as Level 2 or Level 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Fair Value Committee, in making its recommendations with the Adviser’s participation, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,303,141	$—	$—	$3,303,141
Exchange-Traded Funds	4,690,620	—	—	4,690,620
Money Market Funds	318,750	—	—	318,750
Total	$8,312,511	$—	$—	$8,312,511

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Canterbury Portfolio Thermostat Fund

Notes to the Financial Statements (continued)

October 31, 2025 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.90% of the Fund’s average daily net assets. For the six months ended October 31, 2025, the Adviser earned fees of $35,209 from the Fund. At October 31, 2025, the Fund owed the Adviser $3,452.

Effective June 1, 2024, the Adviser agreed to a voluntary waiver of the full investment advisory fees of 0.90% of the Fund’s average daily net assets. Effective October 1, 2024, the Adviser agreed to contractually waive its advisory fee from 0.90% to 0.50% of the average daily net assets of the Fund through September 30, 2025. The Adviser is not entitled to the reimbursement of any fees waived. During the six months ended October 31, 2025, the Adviser waived fees of $15,649 for the Fund.

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, fund accounting, and transfer agent services, including all regulatory reporting. Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of the Administrator or NLCS. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended October 31, 2025, purchases and sales of investment securities, other than short-term investments, were $2,211,859 and $2,107,737, respectively.

Canterbury Portfolio Thermostat Fund

Notes to the Financial Statements (continued)

October 31, 2025 (Unaudited)

There were no purchases or sales of long-term U.S. government obligations during the six months ended October 31, 2025.

Canterbury Portfolio Thermostat Fund

Notes to the Financial Statements (continued)

October 31, 2025 (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

At October 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$1,714,007
Gross unrealized depreciation	(68,685)
Net unrealized appreciation/(depreciation) on investments	1,645,322
Tax cost of investments	$6,667,190

At April 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(1,307,030)
Unrealized appreciation on investments	685,430
Total accumulated deficit	$(621,600)

As of April 30, 2025, the Fund had available for tax purposes unused capital loss carryforwards of $1,254,134. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

For the year ended April 30, 2025, the Fund utilized short-term capital loss carryforwards of $242,747.

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year. For the tax period ended April 30, 2025, the Fund deferred qualified late year ordinary losses in the amount of $52,896.

NOTE 7. INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of October 31, 2025, the Fund had 56.54% and 3.84% of the value of its net assets invested in these ETFs and the Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Shares, respectively. The financial statements of these investment companies can be found at www.sec.gov.

Canterbury Portfolio Thermostat Fund

Notes to the Financial Statements (continued)

October 31, 2025 (Unaudited)

NOTE 8. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)(1)	Not Applicable – disclosed with annual report.

(a)(2)	Not Applicable.

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not Applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	1/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	1/2/2026

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	1/2/2026